Condensed Schedule of Investments (Futures And Forward Currency Contracts) (Parenthetical) - Long Contracts [Member] - Contract	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Second Year U S Treasury Note [Member]
Investment Holdings [Line Items]
Investment term	2 years
Contracts	300
Investment settlement date	Mar. 31, 2020
Five Year U S Treasury Note [Member]
Investment Holdings [Line Items]
Investment term	5 years
Contracts	612
Investment settlement date	Mar. 31, 2020
Ten Year U.S. Treasury Note [Member]
Investment Holdings [Line Items]
Investment term	10 years
Contracts	773
Investment settlement date	Mar. 31, 2020
Thirty Year U S Treasury Bond [Member]
Investment Holdings [Line Items]
Investment term		30 years
Contracts		28
Investment settlement date		Mar. 31, 2019